Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal					$ (7)
State					21
Foreign					(34)
Current, Total					(20)
Federal
State
Foreign
Deferred, Total
Total income tax expense	$ 89	$ (4)	$ 97		$ (20)